Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
NET LOSS PER SHARE
Schedule of basic and diluted earnings per common share

	For the three months ended
	May 31, 2022	May 31, 2021
Numerator - basic and diluted
Net Loss	$(1,444,668)	$(909,506)
Denominator
Weighted average number of common shares outstanding —basic	42,693,999	38,933,892
Weighted average number of common shares outstanding —diluted	42,693,999	38,933,892
Loss per common share — basic	$(0.03)	$(0.02)
Loss per common share — diluted	$(0.03)	$(0.02)

	For the years ended
	February 28, 2022	February 28, 2021
Numerator - basic and diluted
Net Loss	$(4,940,548)	$(4,378,074)
Denominator
Weighted average number of common shares outstanding —basic	40,840,413	33,702,858
Weighted average number of common shares outstanding —diluted	40,840,413	33,702,858
Loss per common share — basic	$(0.12)	$(0.13)
Loss per common share — diluted	$(0.12)	$(0.13)